Schedule of income tax expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Current financial year	$ 19,623	$ 74,319
Over provision for prior years	(13,779)
Tax payable for the current year	5,844	74,319
Current financial year	(1,520)
Under provision in prior years	813	21,243	(7,414)
Income tax credit/(expense)	$ 5,137	$ 95,562	$ (7,414)